UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2017

Date of reporting period: 08/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IPS Strategic Capital Absolute Return Fund, a series of the WP Trust, for the period ended August 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IPS Strategic Capital Absolute Return Fund Institutional Class Shares (Ticker Symbol: IPSAX) A series of the WP Trust

SEMI-ANNUAL REPORT

August 31, 2016

Investment Adviser

IPS Strategic Capital, Inc.
215 S. Wadsworth Blvd., Suite 540
Denver, CO 80226

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
SCHEDULE OF PURCHASED OPTIONS	3
SCHEDULE OF WRITTEN OPTIONS	4
STATEMENT OF ASSETS AND LIABILITIES	5
STATEMENT OF OPERATIONS	6
STATEMENT OF CHANGES IN NET ASSETS	7
FINANCIAL HIGHLIGHTS	8
NOTES TO FINANCIAL STATEMENTS	9
ADDITIONAL INFORMATION	17
INFORMATION ABOUT YOUR FUND’S EXPENSES	19
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT	21

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
INVESTMENT HIGHLIGHTS
August 31, 2016 (Unaudited)

The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return. Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

IPS Strategic Capital, Inc. (the “Adviser”) seeks to reduce the overall volatility of returns by managing a portfolio of options. The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. When the Adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the Adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

The Fund may take a defensive position when the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

The Adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the Adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to equal to, or be less than that of, the market in total.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Call Options
14.21%
Put Options
7.26%
Exchange-Traded
Funds
0.00%
Short-Term
Investments
78.53%

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2016 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedule of Investments, Schedule of Purchased Options and Schedule of Written Options.

WP Trust	SEMI-ANNUAL REPORT
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

EXCHANGE TRADED FUNDS - 0.00%	Shares	Fair Value
SPDR S&P 500 ETF Trust	1	$217
TOTAL EXCHANGE TRADED FUNDS (Cost $208)		217

OPTIONS PURCHASED (Cost $21,379,049) - 22.37% (b)		22,114,835

SHORT-TERM INVESTMENTS - 81.80%
Federated Government Obligations Fund - Institutional Shares, 0.24% (a) (c)	80,873,464	80,873,464
TOTAL SHORT-TERM INVESTMENTS (Cost $80,873,464)		80,873,464

TOTAL INVESTMENTS (Cost $102,252,721) – 104.17%		$102,988,516

OPTIONS WRITTEN (Proceeds $4,998,385) - (4.28)% (d)		(4,232,241)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.11%		108,245

NET ASSETS - 100%		$98,864,520

(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF PURCHASED OPTIONS
August 31, 2016 (Unaudited)

OPTIONS PURCHASED - 22.37%

CALL OPTIONS PURCHASED - 14.80%	Strike	Expiration	Contracts [1]	Fair Value
CBOE S&P 500 Index	$2,100.00	9/16/2016	665	$4,987,500
CBOE S&P 500 Index	$2,125.00	9/16/2016	323	1,692,520
CBOE S&P 500 Index	$2,200.00	10/21/2016	330	636,900
CBOE S&P 500 Index	$2,230.00	11/18/2016	427	751,520
CBOE S&P 500 Index	$2,150.00	12/16/2016	350	2,506,000
CBOE S&P 500 Index	$2,250.00	3/17/2017	934	4,058,230
TOTAL CALL OPTIONS PURCHASED (Cost $14,317,244)				14,632,670

PUT OPTIONS PURCHASED - 7.57%
CBOE S&P 500 Index	$2,150.00	9/16/2016	665	788,025
CBOE S&P 500 Index	$2,075.00	3/17/2017	930	6,694,140
TOTAL PUT OPTIONS PURCHASED (Cost $7,061,805)				7,482,165

TOTAL OPTIONS PURCHASED (Cost $21,379,049)				$22,114,835

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.
CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2016 (Unaudited)

OPTIONS WRITTEN - 4.28%

CALL OPTIONS WRITTEN - 3.81%	Strike	Expiration	Contracts [1]	Fair Value
CBOE S&P 500 Index	$2,150.00	9/16/2016	665	$2,058,175
CBOE S&P 500 Index	$2,165.00	9/16/2016	321	625,950
CBOE S&P 500 Index	$2,275.00	10/21/2016	330	49,500
CBOE S&P 500 Index	$2,300.00	11/18/2016	427	108,885
CBOE S&P 500 Index	$2,225.00	12/16/2016	350	925,400
TOTAL CALL OPTIONS WRITTEN (Proceeds $4,345,442)				3,767,910

PUT OPTIONS WRITTEN - 0.47%
CBOE S&P 500 Index	$2,135.00	9/2/2016	199	24,875
CBOE S&P 500 Index	$2,140.00	9/2/2016	549	84,546
CBOE S&P 500 Index	$2,145.00	9/2/2016	111	22,200
CBOE S&P 500 Index	$2,150.00	9/2/2016	72	20,160
CBOE S&P 500 Index	$2,100.00	9/16/2016	665	312,550
TOTAL PUT OPTIONS WRITTEN (Proceeds $652,943)				464,331

TOTAL OPTIONS WRITTEN (Proceeds $4,998,385)				$4,232,241

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.
CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2016 (Unaudited)

Assets:
Investments, at value (identified cost $102,252,721)	$102,988,516
Receivables:
Interest	18,306
Investment securities sold	185,956
Fund shares sold	46,648
Prepaid expenses	7,161
Total assets	103,246,587

Liabilities:
Options written, at value (identified proceeds $4,998,385)	4,232,241
Payables:
Investment securities purchased	22,444
Due to advisor	83,651
Due to administrator	23,410
Accrued Trustee fees	-
Accrued expenses	20,321
Total liabilities	4,382,067
Net Assets	$98,864,520

Sources of Net Assets:
Paid-in capital	$94,003,573
Accumulated undistributed net realized gain on investments	3,753,534
Accumulated net investment loss	(394,526)
Net unrealized appreciation on investments and options written	1,501,939
Total Net Assets (Unlimited shares of beneficial interest authorized)	$98,864,520

Institutional Class Shares:
Net assets applicable to 9,381,506 shares outstanding	$98,864,520
Net Asset Value, Offering and Redemption Price Per Share	$10.54

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS
August 31, 2016 (Unaudited)

For the
Period Ended
August 31, 2016 (a)
(Unaudited)
Investment income:
Dividends	$1
Interest	63,158
Total investment income	63,159

Expenses:
Management fees (Note 6)	310,019
Accounting and transfer agent fees and expenses	84,254
Interest expense	26,600
Audit fees	7,787
Trustee fees and expenses	6,338
Legal fees	9,074
Pricing fees	1,206
Custodian fees	5,294
Miscellaneous	4,057
Registration and filing fees	2,542
Insurance	297
Reports to shareholders	217
Total expenses	457,685

Net investment loss	(394,526)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	-
Securities sold short	(56,640)
Options purchased	(2,178,530)
Options written	5,988,704
Net realized gain on investments	3,753,534

Net change in unrealized appreciation on:
Investments	9
Options purchased	735,786
Options written	766,144
Net change in unrealized appreciation	1,501,939

Net gain on investments	5,255,473

Net increase in net assets resulting from operations	$4,860,947

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
August 31, 2016 (Unaudited)

For the
Period Ended
August 31, 2016 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(394,526)
Net realized gain on investments, securities sold short and options	3,753,534
Net change in unrealized appreciation on investments and options	1,501,939
Net increase in net assets resulting from operations	4,860,947

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	94,003,573

Increase in net assets	98,864,520

Net Assets:
Beginning of period	-

End of period	$98,864,520
Accumulated net investment loss	$(394,526)

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS
August 31, 2016 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the
	Period Ended
	August 31, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.04)
Net realized and unrealized gain on investments, securities sold short and options	0.58
Total from investment operations	0.54

Net Asset Value, End of Period	$10.54

Total Return (b)	5.40%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$98,865

Ratio of expenses to average net assets (d)(f):	1.48%	(e)

Ratio of net investment loss to average net assets:	(1.27)%	(e)

Portfolio turnover rate	0.00%	(c)

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios include 0.09% of interest expense during the period ended August 31, 2016.
(e)	Annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IPS Strategic Capital Absolute Return Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on August 11, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, the Fund may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is IPS Strategic Capital, Inc. (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on April 15, 2016.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)   Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)   Options – selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)   Exchange-Traded Funds and Money Market Funds – The Fund may invest in Exchange Traded Funds ("ETFs") and money market mutual funds ("MM Funds"). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs and MM Funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees' fees, and marketing expenses, and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund's direct fees and expenses.

From time to time, the Fund may invest greater than 25% of its net assets in one security. As of August 31, 2016, the Federated Government Obligations Fund represented 81.80% of the Fund's net assets. Additional Information for this security, including the financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

d)   Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

e)   Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period ended August 31, 2016, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the peiod ended August 31, 2016, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended August 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

f)   Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

g)   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)   Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board).

i)    Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2016.

IPS Strategic Capital Absolute Return Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	217	-	-	217
Call Options Purchased	14,632,670			14,632,670
Put Options Purchased	7,482,165	-	-	7,482,165
Short-Term Investments	80,873,464	-	-	80,873,464
Total Assets	$102,988,516	$-	$-	$102,988,516

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$3,767,910	$-	$-	$3,767,910
Put Options Written	464,331	-	-	464,331
Total Liabilities	$4,232,241	$-	$-	$4,232,241

(1)
As of and during the period ended August 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	The exchange-traded fund (“ETF”) held in the Fund is a Level 1 security. Please refer to the Schedule of Investments for the ETF's investment type.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any Level during the period ended August 31, 2016.

3.	DERIVATIVES TRANSACTIONS

As of August 31, 2016, portfolio securities valued at $51,355,555 were held in escrow by the custodian as cover for options written by the Fund.

Transactions in options written during period ended August 31, 2016 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	8,256	8,196,795
Options covered	(3,616)	(3,217,223)
Options exercised	-	-
Options expired	(2,547)	(634,130)
Options outstanding end of period	2,093	$4,345,442

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	40,388	13,537,014
Options covered	(28,218)	(10,679,068)
Options exercised	-	-
Options expired	(10,574)	(2,205,003)
Options outstanding end of period	1,596	$652,943

*	One option contract is equivalent to one hundred units of the underlying index.

As of August 31, 2016, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Call options purchased	Investments, at value	$14,632,670	$14,632,670
Put options purchased	Investments, at value	7,482,165	7,482,165
Total Assets		$22,114,835	$22,114,835

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$3,767,910	$3,767,910
Put options written	Options written, at value	464,331	464,331
Total Liabilities		$4,232,241	$4,232,241

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the period ended August 31, 2016, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$315,426	$315,426
Put options purchased	Options purchased	420,360	420,360
Call options written	Options written	577,532	577,532
Put option written	Options written	188,612	188,612
		$1,501,930	$1,501,930

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$3,415,079	$3,415,079
Put options purchased	Options purchased	(5,593,609)	(5,593,609)
Call options written	Options written	(766,708)	(766,708)
Put option written	Options written	6,755,412	6,755,412
		$3,810,174	$3,810,174

For the period ended August 31, 2016, the total amount of all purchased put options, as presented in the Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the year.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2016.

Assets:			Gross Amounts of Assets Presented in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$22,114,835	(1)	$-	$22,114,835	(1)	$(4,232,241	)(2)	$-	$17,882,594
Total	$22,114,835	(1)	$-	$22,114,835	(1)	$(4,232,241	)(2)	$-	$17,882,594

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$4,232,241	(3)	$-	$4,232,241	(3)	$4,232,241	(2)	$-	$-
Total	$4,232,241	(3)	$-	$4,232,241	(3)	$4,232,241	(2)	$-	$-

(1)	Purchased options at value as presented in the Schedule of Purchased Options.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3)	Written options at value as presented in the Schedule of Written Options.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period ended August 31, 2016, were as follows:

IPS Strategic Capital Absolute Return Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	9,709,314	(327,808)	-	9,381,506
Value	$97,204,181	$(3,200,608)	-	$94,003,573

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

5.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$209	$-

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the period ended August 31, 2016, the Adviser earned $310,019 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the period ended August 31, 2016, M3Sixty earned $84,254, including out of pocket expenses with $23,410 remaining payable at August 31, 2016.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$98,756,266	$9	$ -	$9

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal year ending February 28, 2017.

There were no distributions paid by the Fund during the period ended August 31, 2016.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016 (Unaudited)

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the period ended August 31, 2016.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust receive compensation directly from certain service providers to the Trust, including Matrix Capital Group, Inc. and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Name of Trustee/Officer[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 1,650	None	None	$ 1,650
Ronald F. Rohe	$ 1,650	None	None	$ 1,650
Michael G. Rogan	$ 1,650	None	None	$ 1,650
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None
Ted Akins	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers four (4) series of shares.
[2]	Figures are for the period ended August 31, 2016.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the Period Since Inception from 04/15/16 through 08/31/16

	Beginning Account Value (04/15/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+5.40%)	$1,000.00	1.48%	$1,0545.00	$5.75

   Expenses and Value of a $1,000 Investment for the Six Month Period Ended 08/31/16

	Beginning Account Value (03/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (b)
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	1.48%	$1,017.70	$7.53

(a)
Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 138/365 to reflect the period since inception from April 15, 2016 through August 31, 2016.

(b)	Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 15, 2016 for the Fund were as follows:
IPS Strategic Capital Absolute Return Fund Institutional Class shares	1.38%

Total Gross Operating Expenses during the period ended August 31, 2016 were 1.48% for the IPS Strategic Capital Absolute Return Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during period ended August 31, 2016.

INSERT APPROVAL OF INVESTMENT ADVISORY AGREEMENT DOCUMENT HERE (to be provided later)

WP TRUST
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
IPS Strategic Capital, Inc.
215 S. Wadsworth Blvd.
Suite 540
Denver, CO 80226

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: October 31, 2016